Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	523,809	445,896	438,443
Potential ordinary shares (in shares)	9,537	19,423	20,777
Weighted average number of ordinary shares for diluted earnings per share (in shares)	533,346	465,319	459,220
Total diluted earnings/(loss) per share (in rand per share)	R (5.00)	R (10.04)	R 0.79